Note 12 - Subsequent Events:	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events:

Note 12 – Subsequent Events:

On April 11, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 2,000,000 shares of common stock.

On April 25, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,300,000 shares of common stock.

On May 7, 2012, JMJ Financial converted an amount on their convertible debentures. The Company issued 1,200,000 shares of common stock.